Other Income - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Other income	€ 523	€ 311	€ 287
Increase in other income	€ 212	€ 24